Variable interest entities - operation results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entities
Total revenues	¥ 140,791,683	$ 20,412,875	¥ 173,827,382	¥ 141,736,152
Costs and expenses	158,616,145	22,997,179	222,269,128	155,524,094
Loss from operations	(17,824,462)	(2,584,304)	(48,441,746)	(13,787,942)
Loss before income taxes	(23,778,596)	(3,447,572)	(49,168,258)	(10,910,740)
Income tax expenses	3,915	568	166,320	(303,202)
Net loss	(23,782,511)	(3,448,140)	(49,334,578)	(10,607,538)
Net loss attributable to DiDi Global Inc.	(23,783,321)	(3,448,258)	(49,343,664)	(10,514,498)
Net cash used in inter-company transactions	(9,554,309)	(1,385,246)	(13,413,860)	1,137,622
Net cash provided by (used in) investing activities	(11,028,110)	(1,598,925)	1,144,684	(1,946,323)
Inter-company loans financing from subsidiaries	1,515	220	6,106,358
Inter-company loans repayments to subsidiaries	(34,500)	(5,002)	(389,988)
Net cash provided by (used in) financing activities	(3,545,356)	$ (514,028)	35,191,482	9,274,050
VIE
Variable interest entities
Total revenues	132,237,619		168,311,395	137,885,322
Costs and expenses	(133,148,262)		(173,607,584)	(140,013,764)
Loss from operations	(910,643)		(5,296,189)	(2,128,442)
Income (loss) from non-operations	698,053		(358,813)	1,652,386
Loss before income taxes	(212,590)		(5,655,002)	(476,056)
Income tax expenses	(84,799)		(302,047)	(66,808)
Net loss	(297,389)		(5,957,049)	(542,864)
Net loss attributable to DiDi Global Inc.	(297,389)		(5,957,049)	(542,864)
Net cash used in inter-company transactions	4,628,428		1,631,994	659,450
Net cash provided by (used in) investing activities	(438,285)		2,688,546	(842,172)
Net cash provided by (used in) financing activities	(16,499,234)		4,505,606	4,037,500
Inter-company / Group companies
Variable interest entities
Inter-company revenues	1,495,026		1,708,159	1,067,752
Costs and expenses	(16,377,269)		(15,320,699)	(12,895,784)
Net cash used in inter-company transactions	(7,569,411)		(1,212,002)	(13,313,253)
Net cash provided by (used in) investing activities				2,785,392
Inter-company loans financing from subsidiaries	1,950,000		10,921,871	1,003,320
Inter-company loans repayments to subsidiaries	(17,812,066)		(3,000,000)	(1,000,000)
Third-party / External parties
Variable interest entities
Third-party revenues	130,742,593		166,603,236	136,817,570
Costs and expenses	(116,770,993)		(158,286,885)	(127,117,980)
Net cash used in inter-company transactions	12,197,839		2,843,996	13,972,703
Net cash provided by (used in) investing activities	(438,285)		2,688,546	(3,627,564)
Net cash provided by (used in) financing activities	¥ (637,168)		¥ (3,416,265)	¥ 4,034,180